Schedule of investments
Delaware Tax-Free USA Intermediate Fund	November 30, 2020 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.89%
Corporate Revenue Bonds — 14.20%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #	2,920,000	$2,953,084
Black Belt Energy Gas District, Alabama
(Project No. 4) Series A 4.00% 6/1/25	1,655,000	1,897,176
Buckeye, Ohio Tobacco Settlement Financing Authority
Series A-2 5.00% 6/1/32	1,270,000	1,689,303
Series A-2 5.00% 6/1/33	850,000	1,124,253
Series A-2 5.00% 6/1/35	850,000	1,113,653
Central Plains Energy Project Nebraska
(Project No. 3) Series A 5.00% 9/1/42	250,000	365,173
Chandler, Arizona Industrial Development Revenue Bonds
(Intel Corporation Project) 2.70% 12/1/37 (AMT) •	3,000,000	3,168,690
Commonwealth of Pennsylvania Financing Authority
(Tobacco Master Settlement Payment) 5.00% 6/1/27	2,000,000	2,530,360
Denver City & County, Colorado Special Facilities Airport Revenue
(United Airlines Project) 5.00% 10/1/32 (AMT)	1,190,000	1,229,246
Florida Development Finance Corporation Surface Transportation Facility Revenue
(Virgin Trains USA Passenger Rail Project) Series A 144A 6.50% 1/1/49 (AMT) #, •	1,710,000	1,512,238
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Bonds)
Series A-1 5.00% 6/1/26	850,000	1,041,624
Series A-1 5.00% 6/1/34	100,000	122,963
Series A-1 5.25% 6/1/47	750,000	777,540

(Capital Appreciation-Asset-Backed) Series B 1.548% 6/1/47 ^	5,885,000	1,260,744
Houston, Texas Airport System Revenue
(United Airlines) 5.00% 7/1/29 (AMT)	3,010,000	3,160,500
Kentucky Public Energy Authority
(Gas Supply Revenue Bonds) Series C-1 4.00% 12/1/49 •	5,000,000	5,692,350
NQ-037 [11/20] 1/21 (1471926)    1

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,850,000	$6,674,424
Michigan Finance Authority
Series A Class 1 4.00% 6/1/49	2,000,000	2,256,380
M-S-R Energy Authority, California Gas Revenue
Series B 6.50% 11/1/39	3,485,000	5,774,053
New Jersey Economic Development Authority Special Facilities Revenue
(Continental Airlines Project) Series B 5.625% 11/15/30 (AMT)	1,890,000	2,006,405
New Jersey Tobacco Settlement Financing
Subordinate Series B 5.00% 6/1/46	3,105,000	3,577,674
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	3,405,000	4,919,408
New York Transportation Development Special Facilities Revenue
(Delta Airlines, Inc.-LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/34 (AMT)	3,000,000	3,425,400
Salt Verde, Arizona Financial Corporation Senior Gas Revenue
5.00% 12/1/32	3,850,000	5,153,648
5.00% 12/1/37	3,000,000	4,245,210
5.25% 12/1/24	3,050,000	3,564,474
St. James Parish, Louisiana
(NuStar Logistics, LP Project)
144A 6.10% 6/1/38 #, •	385,000	461,842
Series A 144A 6.35% 10/1/40 #	1,630,000	1,966,008
Series B 144A 6.10% 12/1/40 #, •	385,000	461,842
St. John Baptist Parish, Louisiana
(Marathon Oil Corporation Project) Series B-2 2.125% 6/1/37 •	2,250,000	2,291,715
TSASC, New York
Series A 5.00% 6/1/30	475,000	578,868
Series A 5.00% 6/1/31	475,000	575,928
Virginia Tobacco Settlement Financing Corporation
(Capital Appreciation Asset-Backed) Series C 2.419% 6/1/47 ^	29,400,000	6,347,166
		83,919,342
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds — 4.80%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A 6.00% 7/1/37 #	1,420,000	$1,692,271
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project) 5.125% 3/15/36	2,000,000	2,287,700
California Educational Facilities Authority Revenue
(Stanford University) Series V-1 5.00% 5/1/49	1,000,000	1,664,160
California State University
(Systemwide) Series A 5.00% 11/1/31	2,000,000	2,528,640
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 6.125% 11/1/33	2,215,000	2,425,491
(Green Dot Public Schools - Animo Inglewood Charter High School Project) Series A 7.25% 8/1/41	500,000	516,090
Colorado Educational & Cultural Facilities Authority Revenue
(Rocky Mountain Classical Academy Project)
144A 5.00% 10/1/29 #	422,000	463,989
144A 5.00% 10/1/39 #	425,000	453,564
144A 5.00% 10/1/49 #	990,000	1,042,559
Illinois Finance Authority Revenue
(University of Illinois at Chicago)
Series A 5.00% 2/15/26	400,000	410,464
Series A 5.00% 2/15/29	400,000	405,656
Series A 5.00% 2/15/31	365,000	367,036
Series A 5.00% 2/15/37	430,000	426,199
Kent County, Delaware
(Delaware State University Project) Series A 5.00% 7/1/40	310,000	302,799
Miami-Dade County, Florida Educational Facilities Authority
(University of Miami)
Series A 5.00% 4/1/30	520,000	593,596
Series A 5.00% 4/1/31	1,090,000	1,241,063
NQ-037 [11/20] 1/21 (1471926)    3

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York City, New York Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/21	3,025,000	$3,035,527
New York State Dormitory Authority Revenue
(Touro College & University System) Series A 5.25% 1/1/34	1,335,000	1,424,405
Phoenix, Arizona Industrial Development Authority Housing Revenue
(Downtown Phoenix Student Housing, LLC-Arizona State University Project)
Series A 5.00% 7/1/30	350,000	388,122
Series A 5.00% 7/1/32	235,000	258,286
Pima County, Arizona Industrial Development Authority Education Revenue
(Facility American Leadership Academy Project) 144A 5.00% 6/15/47 #	745,000	757,427
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(High Point Academy Project) Series A 144A 5.75% 6/15/39 #	1,245,000	1,399,094
University of Texas Permanent University Fund
Series B 5.00% 7/1/27	3,715,000	4,297,735
		28,381,873
Electric Revenue Bonds — 4.21%
Long Island, New York Power Authority
5.00% 9/1/33	250,000	313,013
5.00% 9/1/35	1,000,000	1,246,170
Municipal Electric Authority of Georgia
(Plant Vogtle Units 3&4 Project)
Series A 4.00% 1/1/44 (AGM)	2,250,000	2,575,822
Series A 5.00% 1/1/39	6,250,000	7,653,875
New York State Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/33	1,500,000	1,825,725
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,000,000	4,758,200
(Salt River Project Electric System) 5.00% 1/1/30	5,000,000	6,499,750
		24,872,555
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 9.27%
Apple Valley, Minnesota
(Minnesota Senior Living LLC Project) Series B 5.25% 1/1/37	965,000	$726,462
Arizona Health Facilities Authority
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,000,000	5,851,150
California Health Facilities Financing Authority
(Kaiser Permanente) Series A-1 5.00% 11/1/27	4,100,000	5,300,234
California Statewide Communities Development Authority
(Loma Linda University Medical Center)
Series A 144A 5.00% 12/1/33 #	260,000	300,815
Series A 144A 5.00% 12/1/41 #	1,685,000	1,866,390
Series A 5.25% 12/1/34	2,790,000	3,086,075
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) Series A 7.00% 4/1/35	1,630,000	1,075,898
Colorado Health Facilities Authority Revenue
(CommonSpirit Health)
Series A 4.00% 8/1/37	500,000	574,260
Series A 4.00% 8/1/38	500,000	571,875
Cuyahoga County, Ohio
(The Metrohealth System) 5.00% 2/15/37	1,000,000	1,158,470
Iowa Finance Authority Senior Housing Revenue Bonds
(PHS Council Bluffs, Inc. Project) 5.00% 8/1/33	500,000	521,055
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/32	435,000	451,360
Lancaster County, Pennsylvania Hospital Authority
(Brethren Village Project)
5.00% 7/1/31	440,000	475,794
5.00% 7/1/32	440,000	473,924

(University of Pennsylvania Health System Obligation) Series A 5.00% 8/15/33	2,430,000	2,958,501
NQ-037 [11/20] 1/21 (1471926)    5

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development Authority Revenue
(Banner Health Obligation Group) Series A 5.00% 1/1/32	3,000,000	$3,709,890
(Christian Care Surprise, Inc. Project) 144A 5.75% 1/1/36 #	1,540,000	1,568,336
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	2,322,120
Massachusetts Development Finance Agency Revenue
Series A-2 4.00% 7/1/41	875,000	1,028,361
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series A 5.00% 11/15/35	1,500,000	1,867,845
Monroe County Industrial Development Revenue
(Rochester Regional Health Project)
Series D 3.00% 12/1/40	1,000,000	1,011,790
Series D 4.00% 12/1/38	1,200,000	1,368,312
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,571,980
New York State Dormitory Authority Revenue
(Orange Regional Medical Center)
144A 5.00% 12/1/31 #	1,000,000	1,188,360
144A 5.00% 12/1/32 #	1,100,000	1,298,550
144A 5.00% 12/1/33 #	1,000,000	1,174,920
Oklahoma Development Finance Authority Health System Revenue
(OU Medicine Project) Series B 5.25% 8/15/43	1,790,000	2,122,510
Prince George's County, Maryland
(Collington Episcopal Life Care Community) 5.00% 4/1/31	2,000,000	2,072,260
Public Finance Authority, Wisconsin Senior Living Revenue
(Mary's Woods at Marylhurst Project) 144A 5.00% 5/15/29 #	500,000	537,730
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Seminole County, Florida Industrial Development Authority
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	2,630,000	$2,479,327
Series B-1 4.25% 11/15/26	1,000,000	952,360
Tempe, Arizona Industrial Development Authority
(Mirabella at ASU Project) Series A 144A 6.00% 10/1/37 #	1,200,000	1,260,120
Wisconsin Health & Educational Facilities Authority Revenue
(St. Camillus Health System) Series A 5.00% 11/1/39	815,000	845,228
		54,772,262
Lease Revenue Bonds — 4.53%
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.125% 11/1/23	220,000	231,480
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Enhanced) Series A 5.00% 6/1/35	3,000,000	3,519,180
Hudson Yards New York Infrastructure Revenue
Series A 4.00% 2/15/44	2,875,000	3,199,616
Los Angeles County, California
(Disney Concert Hall Parking) 5.00% 3/1/23	2,395,000	2,640,296
New Jersey State Economic Development Authority
(NJ Transit Transportation Project)
Series A 4.00% 11/1/38	1,000,000	1,091,230
Series A 4.00% 11/1/39	1,000,000	1,090,780
New Jersey State Transportation Trust Fund Authority
Series B 5.50% 6/15/31	5,000,000	5,121,300
(Highway Reimbursement) Series A 5.00% 6/15/30	2,415,000	2,794,686
New York Liberty Development Revenue
(World Trade Center Project) Class 2 144A 5.15% 11/15/34 #	1,000,000	1,047,230
New York State Dormitory Authority Revenue
(Health Facilities Improvement Program)
Series 1 5.00% 1/15/28	750,000	946,605
Series 1 5.00% 1/15/29	3,100,000	3,884,889
NQ-037 [11/20] 1/21 (1471926)    7

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 144A 5.00% 10/1/23 (AMT) #	1,135,000	$1,170,980
		26,738,272
Local General Obligation Bonds — 8.02%
Chesterfield County, Virginia
Series B 5.00% 1/1/22	4,070,000	4,283,024
Chicago, Illinois
Series A 5.25% 1/1/29	640,000	676,499
Series A 5.50% 1/1/35	1,980,000	2,232,807
Series C 5.00% 1/1/26	1,280,000	1,399,014
Chicago, Illinois Board of Education
5.00% 4/1/35	825,000	907,690
5.00% 4/1/36	320,000	351,977
(Dedicated Revenues)
Series C 5.00% 12/1/34	2,160,000	2,336,364
Series D 5.00% 12/1/31	2,160,000	2,360,297
City & County of San Francisco
Series D-1 4.00% 6/15/39	1,330,000	1,594,763
Series D-1 4.00% 6/15/40	1,385,000	1,652,914
Series D-1 4.00% 6/15/41	1,440,000	1,713,888
Fort Worth, Texas Independent School District
(School Building) 5.00% 2/15/27 (PSF)	2,000,000	2,306,620
New York City, New York
Fiscal 2021 Series C 5.00% 8/1/33	2,000,000	2,623,860
Fiscal 2021 Series C 5.00% 8/1/43	2,000,000	2,538,040
Series D-1 5.00% 10/1/30	2,260,000	2,343,982
Series E 5.00% 8/1/23	3,685,000	4,138,255
Subseries D-1 4.00% 12/1/42	4,300,000	4,954,718
San Francisco, California Bay Area Rapid Transit District
(Election 2004) Series D 5.00% 8/1/31	4,000,000	4,838,360
Wake County, North Carolina
Series A 5.00% 3/1/27	3,200,000	4,117,760
		47,370,832
Pre-Refunded/Escrowed to Maturity Bonds — 7.57%
California State Department of Water Resources
(Water System)
Series AS 5.00% 12/1/29-24 §	15,000	17,780
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
California State Department of Water Resources
(Water System)
Unrefunded Series AS 5.00% 12/1/29-24 §	2,680,000	$3,188,369
Clifton, Texas Higher Education Finance Corporation Revenue
(Uplift Education) Series A 6.00% 12/1/30-20 §	1,100,000	1,100,000
Houston, Texas Airports Commission Revenue
Series B 5.00% 7/1/25-21 §	1,000,000	1,027,890
Series B 5.00% 7/1/26-21 §	3,000,000	3,083,670
New York City, New York
Series D-1 5.00% 10/1/30-21 §	1,740,000	1,809,269
New York State
Series A 5.00% 2/15/28-21 §	5,000,000	5,049,850
New York State Dormitory Authority Revenue
(North Shore Long Island Jewish Health System) Series A 5.00% 5/1/23-21 §	4,000,000	4,080,400
Oregon State
Series L 5.00% 5/1/26-21 §	6,000,000	6,121,380
Pennsylvania Higher Educational Facilities Authority Revenue
(Drexel University) Series A 5.25% 5/1/25-21 §	4,980,000	5,084,829
(Unrefunded Drexel University) Series A 5.25% 5/1/25-21 §	310,000	316,525
Sacramento, California Water Revenue
5.00% 9/1/26-23 §	3,160,000	3,576,267
San Francisco, California City & County Airports Commission
Series D 5.00% 5/1/25-21 §	570,000	581,634
Southwestern Illinois Development Authority
(Memorial Group) 7.125% 11/1/30-23 §	2,190,000	2,613,393
Texas State
(Transportation Commission Highway Improvement) 5.00% 4/1/29-24 §	3,000,000	3,474,510
Virginia Commonwealth Transportation Board
(Gans-Garvee) 5.00% 3/15/24-23 §	3,250,000	3,604,835
		44,730,601
NQ-037 [11/20] 1/21 (1471926)    9

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds — 13.91%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Tax Revenue
(City Center Project)
144A 5.00% 5/1/28 #	750,000	$844,252
144A 5.00% 5/1/33 #	650,000	702,293
Baltimore, Maryland
(Senior Lien-Harbor Point Project)
Series A 144A 3.25% 6/1/31 #	95,000	94,165
Series A 144A 3.30% 6/1/32 #	105,000	103,026
Series A 144A 3.35% 6/1/33 #	110,000	107,578
Series A 144A 3.40% 6/1/34 #	115,000	112,317
Series A 144A 3.45% 6/1/35 #	130,000	126,807
Series A 144A 3.50% 6/1/39 #	270,000	261,403
Celebration Pointe, Florida Community Development District
4.75% 5/1/24	375,000	397,886
5.00% 5/1/34	830,000	870,255
Connecticut State Transportation Infrastructure
Series B 5.00% 10/1/30	3,375,000	4,367,081
Dallas, Texas Convention Center Hotel Development Revenue
Series A 5.00% 1/1/24	3,420,000	3,425,301
Series A 5.25% 1/1/23	5,375,000	5,384,352
Denver, Colorado Convention Center Hotel Authority
5.00% 12/1/26	1,270,000	1,484,693
5.00% 12/1/29	305,000	349,930
5.00% 12/1/31	460,000	523,291
5.00% 12/1/32	920,000	1,040,713
5.00% 12/1/34	765,000	860,602
5.00% 12/1/35	610,000	684,213
5.00% 12/1/36	460,000	514,699
Ernest N Morail-New Orleans, Louisiana Exhibition Hall Authority Special Tax Revenue
5.00% 7/15/26	2,330,000	2,474,810
Harris County-Houston, Texas Sports Authority
(Senior Lien) Series A 5.00% 11/15/30	1,805,000	1,941,133
Kansas City, Missouri Land Clearance Redevelopment Authority Revenue
(Convention Center Hotel Project - TIF Financing)
Series B 144A 4.375% 2/1/31 #	400,000	416,584
Series B 144A 5.00% 2/1/40 #	200,000	208,292
10    NQ-037 [11/20] 1/21 (1471926)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29	5,195,000	$6,002,771
Massachusetts School Building Authority
Series C 5.00% 8/15/29	1,630,000	1,978,021
New Jersey Economic Development Authority Revenue
(Cigarette Tax)
5.00% 6/15/22	1,750,000	1,805,737
5.00% 6/15/23	1,250,000	1,287,375
New York City, New York Transitional Finance Authority Building Aid Revenue
Subordinate Subseries S-3A 5.00% 7/15/28	4,400,000	5,773,900
New York City, New York Transitional Finance Authority Future Tax Secured
Subseries A-1 5.00% 11/1/23	2,865,000	3,250,658
Subseries C 5.00% 11/1/27	4,150,000	4,768,060
Subseries E-1 5.00% 2/1/26	4,020,000	4,232,939
New York State Urban Development Revenue
(General Purpose) Series C 5.00% 3/15/33	3,000,000	4,004,790
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	1,010,000	889,578
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	6,015,000	6,518,034
Series A-1 5.386% 7/1/46 ^	6,335,000	1,901,514
Series A-2 4.329% 7/1/40	4,125,000	4,409,460
Series A-2 4.329% 7/1/40	5,636,000	6,024,659
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	795,000	794,157
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A) Series 2015A 5.00% 9/1/27	1,305,000	1,274,254
		82,211,583
NQ-037 [11/20] 1/21 (1471926)    11

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds — 15.43%
California State
(Various Purpose)
5.00% 8/1/26	3,120,000	$3,929,578
5.00% 8/1/28	3,000,000	3,987,000
5.00% 9/1/30	1,715,000	2,126,823
5.00% 4/1/32	1,410,000	1,995,502
5.00% 9/1/32	4,100,000	5,050,749
5.25% 9/1/28	7,750,000	8,037,292
Series C 5.00% 9/1/30	5,985,000	7,242,269
Commonwealth of Massachusetts
Series A 5.00% 1/1/35	7,500,000	9,768,450
Commonwealth of Pennsylvania
5.00% 9/15/26	2,500,000	3,142,250
5.00% 7/15/28	3,870,000	5,080,304
Connecticut State
Series F 5.00% 9/15/27	2,790,000	3,571,619
Hawaii State
Series FW 4.00% 1/1/34	3,010,000	3,650,197
Illinois State
5.00% 1/1/28	1,630,000	1,770,783
5.00% 3/1/36	960,000	977,856
5.00% 11/1/36	1,965,000	2,094,081
5.25% 2/1/30	1,295,000	1,369,462
5.25% 2/1/32	435,000	458,190
5.25% 2/1/33	270,000	283,719
5.50% 5/1/39	2,500,000	2,821,750
Series A 5.125% 12/1/29	2,950,000	3,270,665
Series B 4.00% 11/1/34	455,000	464,309
Series B 4.00% 10/1/35	3,400,000	3,464,124
Series B 4.00% 11/1/35	2,200,000	2,237,598
Series C 4.00% 10/1/37	190,000	192,402
Series D 5.00% 11/1/25	1,220,000	1,326,030
New Jersey State
Series A 4.00% 6/1/31	2,600,000	3,172,624
Oregon State
(Article XI-Q State Projects) Series A 5.00% 5/1/28	2,000,000	2,651,700
Washington State
Series R-2015E 5.00% 7/1/31	3,000,000	3,543,000
(Various Purpose) Series 2015-A-1 5.00% 8/1/30	3,000,000	3,502,800
		91,183,126
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 14.44%
Bay Area, California Toll Authority
(San Francisco Bay Area) Series S-7 4.00% 4/1/34	1,000,000	$1,166,040
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	1,905,000	2,121,732
Chicago, Illinois O'Hare International Airport Revenue
Series B 5.00% 1/1/32	1,000,000	1,157,710
Series B 5.00% 1/1/33	1,520,000	1,755,767
(General-Airport-Senior Lien)
Series B 5.00% 1/1/36	2,500,000	3,110,325
Series B 5.00% 1/1/37	3,000,000	3,720,630
Dallas Fort Worth International Airport, Texas
Series A 4.00% 11/1/34	2,500,000	3,011,100
Series A 4.00% 11/1/35	1,000,000	1,199,990
Hillsborough County, Florida Port District
(Tampa Port Authority Project) Series B 5.00% 6/1/28 (AMT)	375,000	461,366
Kansas City, Missouri Industrial Development Authority Revenue
(Kansas City International Airport Terminal Modernization Project) Series D 5.00% 3/1/33 (AMT)	3,100,000	3,940,007
Memphis-Shelby County, Tennessee Airport Authority Revenue
Series D 5.00% 7/1/24	4,110,000	4,214,394
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Project) Series B 4.00% 10/1/37	1,500,000	1,719,390
New Jersey State Turnpike Authority Turnpike Revenue
Series A 5.00% 1/1/33	1,770,000	2,161,418
New Orleans, Louisiana Aviation Board
(North Terminal Project)
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	3,324,821
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	3,314,874
New York State Thruway Authority
Series J 5.00% 1/1/27	5,705,000	6,469,071
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Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Special Facilities Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project)
4.00% 10/1/30 (AMT)	1,950,000	$2,202,135
5.00% 10/1/35 (AMT)	1,125,000	1,329,142
(JFK International Air Terminal Project)
Series A 5.00% 12/1/33 (AMT)	1,000,000	1,236,360
Series A 5.00% 12/1/35 (AMT)	1,000,000	1,232,550
Pennsylvania State Turnpike Commission Revenue
Subordinate Series A-1 5.00% 12/1/29	3,590,000	4,149,466
Philadelphia, Pennsylvania Airport Revenue
Series B 5.00% 7/1/32	110,000	142,134
Series C 5.00% 7/1/29 (AMT)	200,000	252,524
Series C 5.00% 7/1/31 (AMT)	435,000	549,301
Series C 5.00% 7/1/32 (AMT)	460,000	576,343
Phoenix, Arizona Civic Improvement Corporation Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/33	3,355,000	3,893,645
Series B 5.00% 7/1/49 (AMT)	3,900,000	4,709,289
Port Authority of New York & New Jersey
(194th Series) 5.00% 10/15/32	2,500,000	2,965,300
(JFK International Air Terminal) Series 8 6.50% 12/1/28	8,300,000	8,353,867
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/31	500,000	620,735
Series B 5.00% 7/1/32	600,000	741,486
Series B 5.00% 7/1/33	1,000,000	1,231,000
San Francisco, California City & County Airport Commission - San Francisco International Airport
Series D 5.00% 5/1/25	1,430,000	1,457,957
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series B 5.00% 1/1/32 (AMT)	215,000	247,222
Series B 5.00% 1/1/33 (AMT)	315,000	360,357
Series B 5.00% 1/1/34 (AMT)	430,000	490,393
Series B 5.00% 1/1/35 (AMT)	430,000	489,654
Series B 5.00% 1/1/36 (AMT)	430,000	488,274
Series B 5.00% 1/1/37 (AMT)	430,000	486,915
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue
(NTE Mobility Partners Segments 3 LLC Segment 3A and 3B Facility) 7.00% 12/31/38 (AMT)	3,750,000	$4,308,412
		85,363,096
Water & Sewer Revenue Bonds — 1.51%
Dominion, Colorado Water & Sanitation District
5.25% 12/1/27	500,000	523,080
Great Lakes, Michigan Water Authority Water Supply System Revenue
(Senior Lien Bond) Series C 5.00% 7/1/31	3,000,000	3,681,330
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/32	1,500,000	1,901,475
Series A 5.00% 5/15/33	2,250,000	2,843,775
		8,949,660
Total Municipal Bonds (cost $535,037,699)		578,493,202

Short-Term Investments — 1.21%
Variable Rate Demand Notes — 1.21%¤
California State
Series A2 0.10% 5/1/34 (LOC - State Street Bank and Trust)	100,000	100,000
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue
(Chevron U.S.A. Inc. Project)
Series A 0.10% 12/1/30	500,000	500,000
Series B 0.10% 11/1/35	1,300,000	1,300,000
Series C 0.10% 12/1/30	900,000	900,000
Series C 0.10% 12/1/30	3,400,000	3,400,000
Series E 0.10% 12/1/30	500,000	500,000
Series L 0.10% 11/1/35	340,000	340,000
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Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Short-Term Investments (continued)
University of California
Series AL-1 0.08% 5/15/48	100,000	$100,000
Total Short-Term Investments (cost $7,140,000)		7,140,000
Total Value of Securities—99.10% (cost $542,177,699)		585,633,202
Receivables and Other Assets Net of Liabilities—0.90%		5,344,495
Net Assets Applicable to 47,480,976 Shares Outstanding—100.00%		$590,977,697
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2020, the aggregate value of Rule 144A securities was $28,443,644, which represents 4.81% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2020.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
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(Unaudited)
Summary of abbreviations: (continued)
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
PSF – Guaranteed by Permanent School Fund
USD – US Dollar
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